SUBORDINATED LIABILITIES	12 Months Ended
Dec. 31, 2022
Disclosure of subordinated liabilities [Abstract]
SUBORDINATED LIABILITIES
NOTE 30: SUBORDINATED LIABILITIES
The movement in subordinated liabilities during the year was as follows:

	Preferred securities £m	Undated £m	Dated £m	Total £m
At 1 January 2021	1,772	505	6,965	9,242
Issued during the year[1]:
3.916% Subordinated Fixed Rate Notes 2048 (US$1,500 million)	–	–	1,074	1,074
3.724% Dated Subordinated Fixed Rate Reset Notes 2041 (£500 million)	–	–	888	888
2.754% Dated Subordinated Fixed Rate Reset Notes 2032 (US$1,750 million)	–	–	1,300	1,300
	–	–	3,262	3,262
Repurchases and redemptions during the year[1]:
7.754% Non-cumulative Perpetual Preferred Securities (Class B) (£150 million)	(156)	–	–	(156)
Series 2 (US$500 million)	–	(94)	–	(94)
Series 3 (US$600 million)	–	(120)	–	(120)
Floating Rate Primary Capital Notes (US$250 million)	–	(24)	–	(24)
Series 1 (US$750 million)	–	(97)	–	(97)
9.375% Subordinated Bonds 2021 (£500 million)	–	–	(200)	(200)
5.374% Subordinated Fixed Rate Notes 2021 (€160 million)	–	–	(145)	(145)
4.553% Subordinated Fixed Rate Notes 2021 (US$1,500 million)	–	–	(1,122)	(1,122)
6% Subordinated Notes 2033 (US$750 million)	–	–	(216)	(216)
4.293% Subordinated Fixed Rate Notes 2021 (US$824 million)	–	–	(612)	(612)
4.503% Subordinated Fixed Rate Notes 2021 (US$1,353 million)	–	–	(1,004)	(1,004)
	(156)	(335)	(3,299)	(3,790)
Foreign exchange movements	17	–	(80)	(63)
Other movements (cash and non-cash)[2]	28	–	(21)	7
At 31 December 2021	1,661	170	6,827	8,658
Issued during the year[1]:
8.133% Dated Subordinated Fixed Rate Reset notes 2033 (US$1,000 million)	–	–	837	837
Repurchases and redemptions during the year[1]:
12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)	(1,399)	–	–	(1,399)
13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)	(221)	–	–	(221)
7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)	(22)	–	–	(22)
7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million)	(12)	–	–	(12)
12% Perpetual Subordinated Bonds (£100 million)	–	(22)	–	(22)
5.75% Undated Subordinated Step-up Notes (£600 million)	–	(4)	–	(4)
7.625% Dated Subordinated Notes 2025 (£750 million)	–	–	(502)	(502)
	(1,654)	(26)	(502)	(2,182)
Foreign exchange movements	(6)	–	521	515
Other movements (cash and non-cash)[2]	(1)	2	(1,236)	(1,235)
At 31 December 2022	–	146	6,447	6,593
1Issuances in the year generated cash inflows of £837 million (2021: £3,262 million); the repurchases and redemptions resulted in cash outflows of £2,216 million (2021: £3,745 million).
2    Other movements include cash payments in respect of interest on subordinated liabilities in the year amounted to £397 million (2021: £525 million) offset by the interest expense in respect of subordinated liabilities of £367 million (2021: £634 million).
Certain of the above securities were issued or redeemed under exchange offers, which did not result in an extinguishment of the original financial liability for accounting purposes.
These securities will, in the event of the winding-up of the issuer, be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities. The subordination of specific subordinated liabilities is determined in respect of the issuer and any guarantors of that liability. The claims of holders of preference shares and preferred securities are generally junior to those of the holders of undated subordinated liabilities, which in turn are junior to the claims of holders of the dated subordinated liabilities. The Group has not had any defaults of principal or interest or other breaches with respect to its subordinated liabilities during 2022 (2021: none).
The Bank has in issue various classes of preference shares which are all classified as liabilities under accounting standards. The rights and obligations attaching to these shares are set out in the Bank’s articles of association.